Long-Term Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Total long-term debt outstanding maturities
2012	$ 333
2013	561
2014	106
2015	84
2016	74
Thereafter	1
Total long-term debt	$ 1,159	$ 1,695